Types of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional Amounts and Fair Values (Detail) (Nondesignated, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional Value	$ 168.8	$ 1,232.3
Fair Value Asset	1.0	10.3
Fair Value Liability	1.2	4.0
Credit Default Swap Contracts
Derivative [Line Items]
Notional Value		42.5
Fair Value Liability		1.0
Foreign Exchange Contracts
Derivative [Line Items]
Notional Value	168.8	1,189.8
Fair Value Asset	1.0	10.3
Fair Value Liability	$ 1.2	$ 3.0